Queens Road Value Fund
Fund Summary: Queens Road Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Queens Road Value Fund Queens Road Value Fund Shares
Maximum Sales Charge (Load) Imposed On Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Queens Road Value Fund Queens Road Value Fund Shares
Management Fees		0.95%
Distribution and Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.96%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Funds financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Queens Road Value Fund Queens Road Value Fund Shares	98	306	531	1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. Investments will be made based on their potential for capital growth without limitation on issuer capitalization. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Fund’s investment advisor, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The advisor’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to- cash flow (P/CF) multiples. The advisor favors companies that maintain strong balance sheets and have experienced management. Generally, the investment advisor attempts to identify situations where stock prices are undervalued by the market. The advisor sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to off taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

Equity Risk

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Diversification

Because the Fund is non-diversified, economic, political, or other conditions that affect the issuers in which the Fund may be heavily invested may result in greater fluctuation in the price of the Fund’s shares than if the Fund was more widely diversified.

Issuer-specific changes

The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy

The investment advisor’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective.

Small and medium cap securities

The prices of securities of small and medium capitalization companies generally are more volatile, less liquid; and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small and medium size companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Stock market volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Value investing

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Who May Want to Invest in the Fund?

Queens Road Value Fund is designed for investors who seek one or more of the following:

• a stock fund with the long-term goal of growth of capital

• a fund to complement a portfolio of other investments

• are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

• want to avoid high volatility or possible losses

• want an investment that pursues market trends or focuses on particular sectors or industries

• are pursuing a short-term goal or investing emergency reserve money

• are seeking a high level of regular income or preservation of capital

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year from January 1, 2004 to December 31, 2013. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	Ending June 30, 2009	15.53%
Worst Quarter:	Ending December 31, 2008	-20.84%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 4.03%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Queens Road Value Fund	1 Year	5 Years	10 Years
Queens Road Value Fund Shares	31.33%	14.49%	6.45%
Queens Road Value Fund Shares - Return After Taxes on Distributions	31.03%	14.28%	6.05%
Queens Road Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	17.98%	11.70%	5.17%
Benchmark: S&P 500/Citigroup Value Index	31.99%	16.61%	7.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500/Citigroup Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The S&P 500/Citigroup Value Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. The value factors include: book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. The growth factors include: earnings per share growth rate, sales per share growth rate and internal growth rate each measured over five years. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in an index.

Queens Road Small Cap Value Fund
Fund Summary: Queens Road Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Queens Road Small Cap Value Fund Queens Road Small Cap Value Fund Shares
Maximum Sales Charge (Load) Imposed On Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Queens Road Small Cap Value Fund Queens Road Small Cap Value Fund Shares
Management Fees		1.24%
Distribution and Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.27%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Queens Road Small Cap Value Fund Queens Road Small Cap Value Fund Shares	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization U.S. companies. The Fund defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is generally less than that of the company with the largest capitalization included in the Russell 2000 Value Index, which as of May 31, 2014, was $3.3 billion. Under normal circumstances, the Fund will invest at least 80% of its assets (for the purpose of this requirement, net assets includes net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Fund’s investment advisor, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The advisor’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The advisor favors companies that maintain strong balance sheets and have experienced management. Generally, the investment advisor attempts to identify situations where stock prices are undervalued by the market. The advisor sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

Equity Risk

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Diversification

Because the Fund is non-diversified, economic, political, or other conditions that affect the issuers in which the Fund may be heavily invested may result in greater fluctuation in the price of the Fund’s shares than if the Fund was more widely diversified.

Issuer-specific changes

The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy

The investment advisor’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective.

Small cap securities

The prices of securities of small capitalization companies generally are more volatile, less liquid; and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Stock market volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Value investing

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Who May Want to Invest in the Fund?

The Queens Road Small Cap Value Fund is designed for investors who seek one or more of the following:

• an aggressive stock fund with the long-term goal of growth of capital

• a fund to complement a portfolio of more conservative investments

• are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

• want to avoid high volatility or possible losses

• want an investment that pursues market trends or focuses on particular sectors or industries

• are pursuing a short term goal or investing emergency reserve money

• are seeking regular income or preservation of capital

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year from January 1, 2004 to December 31, 2013. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	Ending June 30, 2009	23.81%
Worst Quarter:	Ending December 31, 2008	-19.06%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 3.50%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Queens Road Small Cap Value Fund	1 Year	5 Years	10 Years
Queens Road Small Cap Value Fund Shares	30.88%	16.34%	8.88%
Queens Road Small Cap Value Fund Shares - Return After Taxes on Distributions	29.90%	15.67%	8.23%
Queens Road Small Cap Value Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	18.27%	13.24%	7.21%
Benchmark: Russell 2000 Value Index	34.52%	17.64%	8.61%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in an index.